UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
OPERATING ACTIVITIES:
Net loss	$ (30,937)	$ (35,867)	$ (81,663)	$ (39,483)
Adjustments to reconcile net loss to net cash provided by operating activities:
Non-cash adjustments			58,997	88,802
Decrease /(increase) in operating assets			9,933	(7)
Increase in operating liabilities			32,392	281
Payments for drydock and special survey costs			(14,129)	(6,917)
Net cash provided by operating activities			5,530	42,676
INVESTING ACTIVITIES:
Acquisition of investments in affiliates			0	(8)
Acquisition of/additions to vessels			(96,573)	(54,029)
Deposits for vessels, port terminals and other fixed assets acquisitions			(1,250)	0
Deposits for option to acquire vessels			(2,099)	(12,452)
Loans from/(to) affiliate companies			18,629	(4,000)
Proceeds from lease receivable			79	113
Proceeds from sale of assets			23,078	25,170
Purchase of property, equipment and other fixed assets			(1,328)	(2,418)
Dividends received from affiliate companies			2,919	2,919
Net cash used in investing activities			(56,545)	(44,705)
FINANCING ACTIVITIES:
Repurchase of preferred stock			0	(10,009)
Repayment of long-term debt and payment of principal			(20,111)	(119,138)
Repurchase of senior notes			(9,443)	(24,690)
Repayment of loan payable to affiliate companies			(31,500)	0
Proceeds from loan payable to affiliate companies			31,500	0
Proceeds from long-term loans, net of deferred finance fees			66,862	127,171
Dividends paid to noncontrolling shareholders			(9,948)	0
Issuance of capital surplus			0	(3)
Net cash provided by/ (used in) financing activities			27,360	(26,669)
Decrease in cash and cash equivalents and restricted cash			(23,655)	(28,698)
Cash and cash equivalents and restricted cash, beginning of period			78,727	150,774	$ 150,774
Cash and cash equivalents and restricted cash, end of period	$ 55,072	$ 122,076	55,072	122,076	$ 78,727
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net of capitalized interest			62,040	70,698
Cash paid for income taxes			186	298
Non-cash investing and financing activities
Acquisition of/additions to vessels			(986)	0
Accrued interest income on loan receivable from affiliate company			0	(1,734)
Accrued interest expense payable to affiliate company			0	583
Issuance of senior secured notes in exchange of preferred stock			0	8,626
Discontinued operations:
Net cash provided by operating activities of discontinued operations			0	6,381
Net cash used in investing activities of discontinued operations			0	(53,707)
Net cash provided by financing activities of discontinued operations			$ 0	$ 45,289